CONTRACTS IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2018
Construction Contracts [Abstract]
Disclosure of contracts in progress
A summary of the partnership's contracts in progress are below:

(US$ MILLIONS)	2018	2017	2016
Contract costs incurred to date	$20,455	$12,129	$9,761
Profit recognized to date (less recognized losses)	1,946	558	498
	22,401	12,687	10,259
Less: progress billings	(23,546)	(12,919)	(10,189)
Contract work in progress (liability)	$(1,145)	$(232)	$70
Comprising:
Amounts due from customers — work in progress (1)	$563	$195	$309
Amounts due to customers — creditors (2)	(1,708)	(427)	(239)
Net work in progress	$(1,145)	$(232)	$70
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(1)
The change in the balance from December 31, 2017 was due to billed amounts of $1,446 million, additions to work in progress of $1,340 million, acquisitions through business combinations of $490 million, and the remainder due to foreign exchange changes.

(2)
The change in the balance from December 31, 2017 was due to recognized revenue of $1,828 million, additions to work in progress of $1,974 million, acquisitions through business combinations of $1,168 million, and the remainder due to foreign exchange changes.